Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities
Schedule of other liabilities

	2020	2019
Other Liabilities, Current
Unearned insurance premiums	$257	$434
Other Liabilities
Unearned insurance premiums	1,680	719
Other long-term liabilities	135	97
Stock warrants liability	144	115
Other Liabilities, Long-term	$1,959	$931